Business Acquisition - Schedule of Pro Forma Financial Information (Details) (10-K)	12 Months Ended
Dec. 31, 2018 USD ($) $ / shares
Business Combinations [Abstract]
Revenues | $	$ 7,755,567
Net loss | $	$ (549,235)
Net loss per share: Basic | $ / shares	$ (0.07)
Net loss per share: Diluted | $ / shares	$ (0.07)